Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
As of December 31,
	2022	2023
Period end RMB: USD exchange rate	US$1=RMB6.9500	US$1=RMB7.0800
Period end EUR: USD exchange rate	US$1=EUR0.9346	US$1=EUR0.9009
Period end GBP: USD exchange rate	US$1=GBP0.8264	US$1=GBP0.7874
For the years ended December 31,
	2021	2022	2023
Average RMB: USD exchange rate	US$1=RMB6.4558	US$1=RMB6.7082	US$1=RMB7.0472
Average EUR: USD exchange rate	US$1=EUR0.8454	US$1=EUR0.9456	US$1=EUR0.9231
Average GBP: USD exchange rate	US$1=GBP0.7260	US$1=GBP0.8070	US$1=GBP0.8021

Schedule of Property, Plant and Equipment	Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets as follows:
Category	Estimated useful lives
Land use right	43 years
Buildings	20 years
Leasehold improvements	Lesser of useful life and lease term
Machinery and electronic equipment	2 – 10 years
Office equipment, furniture and fixtures	2 – 5 years
Automobile	3 – 5 years